Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts
Accounts receivable, net of the allowance for doubtful accounts, consist of the following at September 30, 2013, and 2012:

(Dollars in thousands)	2013	2012
Commercial	$88,938	80,048
U.S. Government and prime contractors	3,042	3,366
Total	$91,980	83,414